Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Taxes Payable [Abstract]
Income taxes payable	$ 93,822	$ 95,888
Other taxes payable		117
Total taxes payable	$ 93,822	$ 96,005